Others, Net - Schedule of Others, Net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Others, Net [Abstract]
Government grants	¥ 2,341	¥ 3,506	¥ 415
Fair value changes and investment gain of short-term investments	24,074	18,452	9,235
Share of net income of investments accounted for using equity method	1,388
Fair value changes of long-term investments	24,863
Others	6,812	7,007	11,663
Total	¥ 59,478	¥ 28,965	¥ 21,313